Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Distribution of Net Revenue by Geographical Area
The distribution of net revenue by geographical area was as follows:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Ireland	$424,292	$410,572	$429,631
Rest of Europe	337,105	313,185	330,487
U.S.	791,543	763,821	650,941
Other	205,499	178,909	163,919
Total	$1,758,439	$1,666,487	$1,574,978

Schedule of Distribution of Income from Operations by Geographical Area
The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Ireland	$232,032	$216,149	$189,035
Rest of Europe	26,493	34,200	38,166
U.S.	58,322	41,348	45,320
Other	21,491	19,997	9,015
Total	$338,338	$311,694	$281,536

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Ireland	$240,115	$218,334	$189,035
Rest of Europe	26,351	36,509	38,166
U.S.	58,164	44,590	45,320
Other	21,461	20,420	9,015
Total	$346,091	$319,853	$281,536

Schedule of Distribution of Property, Plant and Equipment, Net, by Geographical Area
The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$111,329	$105,684
Rest of Europe	9,026	6,231
U.S.	27,797	29,428
Other	14,899	7,624
Total	$163,051	$148,967

Schedule of Distribution of Depreciation and Amortization by Geographical Area
The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Ireland	$26,277	$25,766	$22,100
Rest of Europe	6,857	6,914	11,055
U.S.	24,246	23,462	20,106
Other	3,917	3,433	4,416
Total	$61,297	$59,575	$57,677

Schedule of Distribution of Total Assets by Geographical Area
The distribution of total assets by geographical area was as follows:

	December 31, 2017	December 31, 2016
	(in thousands)
Ireland	$880,378	$766,120
Rest of Europe	504,418	337,062
U.S.	650,681	651,160
Other	111,141	71,501
Total	$2,146,618	$1,825,843

Schedule of Distribution of Capital Expenditures by Geographical Area
The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Ireland	$24,468	$27,670	$30,900
Rest of Europe	2,819	2,851	1,916
U.S.	11,027	8,432	15,256
Other	6,403	3,648	1,658
Total	$44,717	$42,601	$49,730

Schedule of Clients Representing Company's Net Revenue
The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
Client A	18%	26%	31%

Schedule of Distribution of Interest Income by Business Segment
The distribution of interest income by geographical area was as follows:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Ireland	$1,084	$407	$102
Rest of Europe	1,222	1,040	1,151
U.S.	16	2	4
Other	24	35	49
Total	$2,346	$1,484	$1,306

Schedule of Distribution of Tax Charge by Geographical Area
The distribution of the income tax charge by geographical area was as follows:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Ireland	$20,345	$24,215	$21,795
Rest of Europe	1,921	5,528	8,007
U.S.	14,772	8,381	3,580
Other	9,531	(131)	5,929
Total	$46,569	$37,993	$39,311